RISK MANAGEMENT - Modified Financial Assets - Credit commitments (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Loan commitments and financial guarantee contracts
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	$ 32,154,604	$ 30,925,681
Loan commitments and financial guarantee contracts | Colombia, Pesos
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	14,914,209	14,918,915
Loan commitments and financial guarantee contracts | United States of America, Dollars
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	13,750,968	12,885,921
Loan commitments and financial guarantee contracts | Euro Member Countries, Euro
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	3,292,845	2,892,670
Loan commitments and financial guarantee contracts | Other currencies
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	196,582	228,175
Financial guarantee contracts
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	3,341,641	3,446,601
Unused credit card limits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	1,133,385	1,186,691
Unused limits of overdrafts
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	67,126	306,740
Unused letters of credit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	23,125,249	20,816,061
Other
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional amount	$ 4,487,203	$ 5,169,588